UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 2.2% (1.4% of Total Investments)
	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
$ 1,000	5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	Aaa	$1,090,560
5,000	6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum Tax)	4/19 at 100.00	Aaa	5,537,200
1,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19)	No Opt. Call	Baa1	1,038,860
	(Alternative Minimum Tax)

7,000	Total National			7,666,620

	Alabama – 2.6% (1.7% of Total Investments)
6,200	Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital Revenue Bonds, Thomas	4/08 at 102.00	N/R (4)	6,358,844
	Hospital, Series 1998, 5.750%, 4/01/27 (Pre-refunded 4/01/08)
2,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	Aaa	1,863,740
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	911,820
	System Inc., Series 2005A, 5.000%, 11/15/30

9,200	Total Alabama			9,134,404

	Arizona – 5.2% (3.4% of Total Investments)
505	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	534,840
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	4/08 at 103.00	N/R	2,011,720
	Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11)
	(Alternative Minimum Tax)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	BB	6,521,424
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
275	6.375%, 11/01/13	11/11 at 103.00	N/R	281,999
790	7.250%, 11/01/23	11/11 at 103.00	N/R	838,451
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,808,262
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin	7/16 at 100.00	N/R	937,000
	Phonetic Charter School, Series 2006, 5.750%, 7/01/36
1,645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage	7/14 at 100.00	N/R (4)	2,005,271
	Elementary School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	555,165
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
500	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AAA	597,900
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	BBB–	1,133,164
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	1,012,350
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24

17,850	Total Arizona			18,237,546

	California – 14.3% (9.3% of Total Investments)
8,000	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power	No Opt. Call	N/R	7,963,599
	and Telecom, Series 2004, 7.000%, 6/01/09
940	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/08 at 100.00	BB	934,670
	Hospital, Series 1993, 5.750%, 5/15/15
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	3,710,520
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,026,556
	2004A, 7.750%, 3/01/34
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	1,048,868
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	958,680
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	6,518,160
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,242,230
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1,
	Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	506,650
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	975,980
2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home	5/14 at 100.00	N/R	2,554,650
	Park, Series 2004A, 6.450%, 5/15/44
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	1,005,784
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,184,940
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,357,330
	District 3, Series 2004, 5.950%, 9/01/34
300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	316,218
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	3,109,477
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,
	Community Facilities District, Series 2004:
800	5.550%, 9/01/29	9/14 at 100.00	N/R	763,120
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,183,750
995	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District – Morro Hills,	3/14 at 100.00	N/R	979,030
	Series 2004, 5.750%, 9/01/28
	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera
	Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	506,525
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,636,700
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,003,270
2,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	Baa3	2,271,173
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,916,695
	District 2001-1, Series 2004A, 6.125%, 9/01/39

49,550	Total California			50,674,575

	Colorado – 9.5% (6.2% of Total Investments)
925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003,	12/13 at 101.00	N/R	945,877
	7.500%, 12/01/33
5,594	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R	5,833,871
	2003, 7.500%, 12/01/33
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB (4)	452,900
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
	(Pre-refunded 12/15/10)
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	750,601
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
900	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass	7/08 at 100.00	N/R (4)	922,104
	Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver	5/14 at 101.00	N/R	3,608,675
	Arts and Technology Academy, Series 2003, 8.000%, 5/01/34
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel
	Academy Charter School, Series 2003:
470	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	551,484
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	1,033,051
1,784	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/10 at 100.00	AAA	1,960,331
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002,
	8.000%, 2/15/32 (Pre-refunded 2/15/10)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	906,790
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,240	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1 (4)	1,387,882
	County School District 6 – Frontier Academy, Series 2001, 7.250%, 6/01/20
	(Pre-refunded 6/01/11)
1,500	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue	6/14 at 100.00	N/R	12,000
	Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34 (5)
4,300	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB (4)	5,142,757
	(Pre-refunded 12/01/14)
1,000	Denver, Colorado, FHA-Insured Multifamily Housing Mortgage Loan Revenue Bonds, Garden Court	7/08 at 102.00	AAA	1,010,200
	Community Project, Series 1998, 5.400%, 7/01/39
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	No Opt. Call	N/R	3,058,638
	Series 2007, 6.750%, 1/01/34
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	AA	1,285,313
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	824,120
	2007, 5.500%, 12/01/27
1,995	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,142,830
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	255,455
315	6.375%, 12/01/23	12/13 at 100.00	N/R	322,028
	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	517,245
500	6.750%, 12/01/33	12/13 at 100.00	N/R	514,585

33,093	Total Colorado			33,438,737

	Connecticut – 0.7% (0.5% of Total Investments)
1,025	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/08 at 100.00	BBB	1,023,616
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
1,700	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	Baa3	1,624,469
	2007A, 5.750%, 9/01/34

2,725	Total Connecticut			2,648,085

	Florida – 9.0% (5.8% of Total Investments)
2,000	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/14 at 100.00	N/R	1,610,820
	5.500%, 5/01/36
4,320	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/13 at 102.00	N/R (4)	4,993,315
	Bonds, Series 2003A, 6.650%, 5/01/34 (Pre-refunded 5/01/13)
1,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/16 at 100.00	N/R	807,070
	Bonds, Series 2006, 4.750%, 5/01/34
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	752,710
	11/01/20 (Alternative Minimum Tax)
1,160	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	1,114,319
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
455	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special	5/14 at 101.00	N/R	480,812
	Assessment Bonds, Series 2004, 6.125%, 5/01/24
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,010,530
	The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27
620	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/14 at 101.00	N/R	617,520
	2004, 6.125%, 5/01/34
3,813	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A,	5/08 at 100.00	N/R	3,821,548
	Series 2003I, 8.000%, 11/01/13
1,000	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	809,840
	Gardens, Series 2004A, 5.900%, 5/01/35
3,790	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	3,858,826
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	919,210
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
1,700	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R	1,710,659
	Series 2004, 6.125%, 5/01/34
	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,
	Series 2004:
455	6.000%, 5/01/24	5/14 at 101.00	N/R	463,104
500	6.125%, 5/01/34	5/14 at 101.00	N/R	502,845
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	829,130
	5.400%, 5/01/37
1,715	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	1,693,460
	6.650%, 5/01/40
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
140	6.000%, 5/01/23	5/13 at 101.00	N/R	133,860
3,745	6.125%, 5/01/35	5/13 at 101.00	N/R	3,496,369

32,113	Total Florida			31,625,947

	Georgia – 1.2% (0.8% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/08 at 102.00	B	455,405
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (6)
900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	878,814
	Series 2004A, 6.125%, 2/15/34
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	841,180
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,915	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	2,078,369
	Terrace, Series 2003, 7.625%, 12/01/33

4,315	Total Georgia			4,253,768

	Hawaii – 0.8% (0.5% of Total Investments)
2,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Island Pacific	No Opt. Call	N/R	1,913,120
	Academy Project, Series 2007, 6.375%, 3/01/34
1,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of	2/17 at 100.00	N/R	924,620
	Maui, Series 2007, 5.500%, 1/01/37

3,000	Total Hawaii			2,837,740

	Illinois – 7.2% (4.7% of Total Investments)
2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/08 at 100.00	N/R	2,024,820
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
1,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/11 at 100.00	N/R	1,033,020
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
2,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	1,896,500
	Hospital, Series 2006, 6.750%, 10/01/46
1,350	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	1,362,852
	Health System, Series 2003, 5.150%, 2/15/37
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,000,100
	5.500%, 5/15/32
8,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2016,	7/12 at 100.00	A–	9,068,752
	5.750%, 7/01/29 (UB)
1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series	11/08 at 102.00	N/R	1,332,226
	1998, 5.500%, 11/15/19
1,650	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	1,700,672
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,203	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	1,111,885
	Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36
2,055	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	2,085,496
	2004A, 6.200%, 3/01/34
998	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	949,308
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	927,040
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
1,000	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	951,210
	Series 2006, 6.000%, 3/01/36

25,456	Total Illinois			25,443,881

	Indiana – 9.8% (6.4% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	6,617,962
	6.650%, 1/15/24
22,770	Indiana Finance Authority, Water Facilities Refunding Revenue Bonds, Indiana-American Water	10/16 at 100.00	AAA	21,968,041
	Company Inc. Project, Series 2006, 4.875%, 10/01/36 – AMBAC Insured (UB)
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB–	529,240
2,500	6.000%, 3/01/34	3/14 at 101.00	BBB–	2,547,075
200	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific	4/10 at 101.00	B2	198,746
	Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,027,530
	Apartments, Series 2005A, 7.500%, 7/01/35
1,735	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,819,165
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

35,065	Total Indiana			34,707,759

	Kansas – 0.5% (0.3% of Total Investments)
2,000	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	1,882,060

	Louisiana – 8.5% (5.5% of Total Investments)
1,000	Carter Marina Community Development District, Louisiana, Special Assessment Bonds, Series	10/12 at 100.00	N/R	983,430
	2007, 6.250%, 10/01/22
3,000	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston	12/14 at 100.00	N/R	3,052,890
	Parish, Series 2007, 6.750%, 12/01/22
8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	B–	9,134,184
	Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)
3,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	3,092,430
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	939,550
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	958,740
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	3,001,830
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue
	Bonds, White Oaks Project, Series 2004A:
865	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	893,398
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	833,513
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	4/08 at 100.00	N/R	5,178,300
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,949,520
	Series 2001B, 5.875%, 5/15/39

29,295	Total Louisiana			30,017,785

	Maine – 0.9% (0.6% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,212,106
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland – 3.3% (2.2% of Total Investments)
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/19 at 100.00	N/R	1,988,160
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	3,876,142
	Series 2004, 5.500%, 8/15/33
7,435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/08 at 100.00	B3	5,885,174
	5.300%, 7/01/24

13,285	Total Maryland			11,749,476

	Massachusetts – 1.1% (0.7% of Total Investments)
580	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	568,522
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BBB–	1,872,160
	5.250%, 10/01/26
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB–	1,375,826
	Community Services Inc., Series 2004B, 6.375%, 7/01/34

3,930	Total Massachusetts			3,816,508

	Michigan – 4.8% (3.1% of Total Investments)
1,265	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	1,276,992
	1999, 7.000%, 4/01/29
885	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	904,390
	2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
15	5.500%, 5/01/21 – ACA Insured	5/09 at 101.00	N/R	13,773
1,435	5.500%, 5/01/21	5/09 at 101.00	BB–	1,317,617
1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	814,310
	Obligated Group, Series 2007A, 5.000%, 8/15/38
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	2/08 at 100.00	BB–	3,293,707
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB	468,370
	2005, 5.000%, 5/15/30
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,511,535
	Series 2005A, 6.750%, 11/15/38
2,665	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series	6/10 at 102.00	N/R (4)	2,980,616
	2000, 8.250%, 6/01/30 (Pre-refunded 6/01/10)
	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
	Group, Series 1993:
985	6.000%, 8/01/13	2/08 at 100.00	B	858,250
1,500	6.000%, 8/01/18	2/08 at 100.00	B	1,197,645
1,800	6.000%, 8/01/23	2/08 at 100.00	B	1,352,700
1,000	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BB+	897,770
	5.500%, 11/01/30

18,130	Total Michigan			16,887,675

	Minnesota – 3.1% (2.0% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project,
	Series 2000:
100	7.200%, 7/01/14 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	110,429
100	7.300%, 7/01/15 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	110,652
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,386,189
	Series 2004A, 6.750%, 12/01/33
5,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.250%,	7/14 at 100.00	A (4)	5,669,250
	7/01/30 (Pre-refunded 7/01/14)
1,430	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,491,118
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,136,267
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,007,480
	2005B, 6.000%, 5/01/30

10,055	Total Minnesota			10,911,385

	Mississippi – 0.3% (0.2% of Total Investments)
969	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	930,028
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)

	Missouri – 2.7% (1.7% of Total Investments)
2,000	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds,	7/17 at 100.00	N/R	1,866,240
	Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	5,480,616
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
1,300	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Caa2	1,291,069
	Headquarters Hotel Project, Series 2000A, 7.250%, 12/15/35 (Alternative Minimum Tax)
830	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	6/08 at 100.00	N/R	803,648
	Projects, Series 2007A, 6.000%, 3/27/26

10,065	Total Missouri			9,441,573

	Montana – 2.0% (1.3% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B–	5,159,960
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
2,060	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	2,020,304
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

7,260	Total Montana			7,180,264

	Nebraska – 2.9% (1.9% of Total Investments)
6,500	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	7,176,520
	City 2, Series 2006A, Residuals 1508-2, 10.202%, 2/01/49 – AMBAC Insured (IF)
3,000	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	3,078,060
	City 2, Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)

9,500	Total Nebraska			10,254,580

	Nevada – 2.4% (1.6% of Total Investments)
1,170	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,	7/08 at 100.00	B	1,083,607
	Series 1995C, 5.500%, 10/01/30
2,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	7/08 at 100.00	B	1,863,960
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	5/08 at 100.00	Ba3	484,715
	1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
1,475	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District	8/16 at 100.00	N/R	1,458,569
	142, Series 2003, 6.375%, 8/01/23
4,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	3,609,405
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40

9,645	Total Nevada			8,500,256

	New Jersey – 5.2% (3.4% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/08 at 102.00	BB+	878,870
	Obligated Group, Series 1998, 5.125%, 7/01/25
3,510	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	3,298,277
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	504,080
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	563,410
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
7,825	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	9,384,678
2,760	7.000%, 6/01/41 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,342,636
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	426,025
	Series 2007-1A, 5.000%, 6/01/41

16,595	Total New Jersey			18,397,976

	New York – 1.0% (0.7% of Total Investments)
5	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	4,953
	Group, Series 2001, 5.500%, 7/01/30
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	1,080,010
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	4/08 at 100.00	CCC+	1,668,873
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	No Opt. Call	B	794,573
	Airport – American Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)

3,455	Total New York			3,548,409

	North Carolina – 1.5% (1.0% of Total Investments)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	5,395,335
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29

	Ohio – 9.5% (6.2% of Total Investments)
	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation,
	Series 1998:
500	5.700%, 1/01/13	1/10 at 100.00	B	500,330
400	5.800%, 1/01/18	1/10 at 100.00	B	385,960
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
355	5.125%, 6/01/24	6/17 at 100.00	BBB	343,530
3,570	5.875%, 6/01/30	6/17 at 100.00	BBB	3,552,079
3,375	5.750%, 6/01/34	6/17 at 100.00	BBB	3,252,893
10,855	5.875%, 6/01/47	6/17 at 100.00	BBB	10,483,432
3,375	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	N/R	3,310,436
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
7,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,871,620
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Ba1	899,550
	(Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	3,802,320
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

34,430	Total Ohio			33,402,150

	Oklahoma – 1.5% (1.0% of Total Investments)
985	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	953,125
	7.000%, 1/01/35
660	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,	8/09 at 101.00	AAA	700,550
	Series 1999A, 5.625%, 8/15/29 (Pre-refunded 8/15/09)
850	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa,	10/16 at 100.00	A2	852,312
	Series 2006, 5.000%, 10/01/37
1,335	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/08 at 100.00	B	1,295,297
	6.250%, 6/01/20
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa1	1,600,665
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)

5,330	Total Oklahoma			5,401,949

	Pennsylvania – 5.0% (3.3% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
695	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	832,805
6,455	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	7,734,897
500	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB–	504,360
	2005, 6.000%, 11/15/16
1,000	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	952,000
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,951,160
	Immaculata University, Series 2005, 5.750%, 10/15/37
500	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	4/08 at 100.00	BB–	499,940
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
400	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	409,968
	Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)
600	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	613,698
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	4,105,000
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)

16,150	Total Pennsylvania			17,603,828

	Rhode Island – 1.3% (0.9% of Total Investments)
1,500	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds,	7/15 at 103.00	N/R	1,603,125
	Series 2005, 7.250%, 7/15/35
3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,005,880
	Series 2002A, 6.250%, 6/01/42

4,500	Total Rhode Island			4,609,005

	South Carolina – 1.3% (0.8% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	3,950,400
	2007A, 7.750%, 11/01/39
490	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	No Opt. Call	BBB	496,958
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30

4,490	Total South Carolina			4,447,358

	Tennessee – 2.8% (1.8% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	3,625,020
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
1,500	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	3/08 at 100.00	B–	1,462,365
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R	1,955,420
2,000	5.500%, 11/01/46	11/17 at 100.00	N/R	1,913,860
1,000	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	925,970
	Rutland Place, Series 2007A, 6.300%, 7/01/37

10,000	Total Tennessee			9,882,635

	Texas – 10.3% (6.7% of Total Investments)
1,935	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/11 at 100.00	N/R	1,954,311
	Series 2001A, 9.750%, 1/01/26
1,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BB	935,080
	Series 2006B, 5.750%, 1/01/34
10	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	9,648
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
2,705	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	4/08 at 100.00	CCC+	2,556,225
	American Airlines Inc., Series 1995, 6.000%, 11/01/14
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	1,403,045
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,907,399
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	6,831,858
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Baa3	637,258
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	920,800
	6.000%, 2/15/36
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	1,801,194
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	869,388
	Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	619,134
5,350	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	5,390,446
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/11 at 100.00	N/R	904,500
	Education Foundation, Series 2007A, 5.450%, 8/15/36
1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	Caa1	940,220
	LLC Project, Series 2003B, 6.150%, 8/01/22
2,000	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze	1/21 at 100.00	N/R	1,871,260
	Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)
5,785	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble	7/21 at 100.00	N/R	5,585,475
	Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos	2/15 at 100.00	BB+	863,760
	Foundation Inc., Series 2007A, 5.375%, 2/15/37
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	Caa1	314,123
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)

37,495	Total Texas			36,315,124

	Virgin Islands – 2.4% (1.6% of Total Investments)
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	5,092,600
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
3,300	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	BBB	3,386,592
	Hovensa LLC, Series 2004, 5.875%, 7/01/22

8,300	Total Virgin Islands			8,479,192

	Virginia – 4.9% (3.2% of Total Investments)
1,940	Isle of Wight County Industrial Development Authority, Virginia, Environmental Improvement	3/17 at 100.00	BBB	1,582,943
	Revenue Bonds, International Paper Company Project, Series 2007A, 4.700%, 3/01/31
	(Alternative Minimum Tax)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998A:
2,000	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA	1,447,780
4,250	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA	4,412,903
1,850	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA	519,036
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
2,000	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA	1,623,180
3,000	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA	2,041,050
9,000	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA	4,838,310
605	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds,	7/11 at 105.00	B2 (4)	705,823
	Series 2001A, 7.400%, 7/15/21 (Pre-refunded 7/15/11)

24,645	Total Virginia			17,171,025

	Washington – 4.2% (2.7% of Total Investments)
3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa2	3,172,440
	Series 2003, 6.000%, 12/01/18
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,750	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,755,495
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	2,241,325
4,725	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	4,684,838
1,000	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber	12/17 at 100.00	N/R	917,050
	Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,970,560
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

14,975	Total Washington			14,741,708

	West Virginia – 0.3% (0.2% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	466,970
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	No Opt. Call	N/R	483,990
	Financing District, Series 2007A, 5.850%, 6/01/34

1,000	Total West Virginia			950,960

	Wisconsin – 6.8% (4.5% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (4)	712,014
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
2,300	5.600%, 2/15/29 – ACA Insured	2/09 at 101.00	BBB+	2,302,346
9,485	5.600%, 2/15/29	2/09 at 101.00	BBB+	9,386,545
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center
	Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	883,619
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	992,250
7,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	7,786,970
	Health Care System, Series 2006, 5.250%, 8/15/26 (UB)
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,134,320
	Healthcare System, Series 2006, Trust 2191, 13.383%, 8/15/34 (IF)

25,205	Total Wisconsin			24,198,064

	Wyoming – 0.3% (0.2% of Total Investments)
1,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	956,121
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 549,725	Total Investments (cost $528,999,134) – 153.3%			540,953,597

	Floating Rate Obligations – (10.3)%			(36,370,000)

	Other Assets Less Liabilities – 0.9%			3,292,701

	Preferred Shares, at Liquidation Value – (43.9)% (7)			(155,000,000)

	Net Assets Applicable to Common Shares – 100%			$352,876,298

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Non-income producing security, in the case of a bond, generally denotes that the issuer had defaulted on the payment of principal or interest or has filed for bankruptcy.
(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that is formally determined that the interest on the bonds should be treated as taxable.
(7)	Preferred Shares, at Liquidation Value as a percentage of total investments is (28.7)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investments transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require classification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $491,081,190.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$23,492,504
Depreciation	(9,991,062)

Net unrealized appreciation (depreciation) of investments	$13,501,442

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.